Average Annual Total Returns{- Value Portfolio} - 02.28 VIP Value Portfolio Investor PRO-09 - Value Portfolio	VIP Value Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Value Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Value Portfolio-Investor VIP Return Before Taxes Past 10 years	RS008 Past 1 year	RS008 Past 5 years	RS008 Past 10 years
Total	29.98%	12.64%	13.62%	25.37%	11.00%	12.89%